SEGMENT AND GEOGRAPHIC INFORMATION	12 Months Ended
Dec. 31, 2024
SEGMENT AND GEOGRAPHIC INFORMATION
SEGMENT AND GEOGRAPHIC INFORMATION

NOTE 15:-SEGMENT AND GEOGRAPHIC INFORMATION

The Group operates in one operating and reportable segment. Operating segments are defined as components of an enterprise about which separate financial information is evaluated regularly by the chief operating decision maker. The Group’s chief operating decision maker (“CODM”) is its Chief Executive Officer, who reviews financial information presented on a consolidated basis. The CODM uses consolidated net income to assess financial performance and allocate resources.

The following table summarizes the Group’s segment revenue, significant segment expenses, and segment net income:

	Year Ended December 31,
	2024	2023	2022
Revenue	$242,176	$244,383	$275,093
Less:
Payroll expenses – included in cost of revenues (1)	7,328	7,339	7,961
Payroll expenses – included in operating expenses (1)	108,424	110,680	115,630
Office rent and maintenance	11,974	11,445	7,803
Other segment items (2)	106,468	113,478	123,194
Net income	$15,311	$8,780	$28,466

(1)Payroll expenses exclude share-based compensation expenses.

(2)Other segment items include other cost of revenues, depreciation and amortization, share based compensation, other research and development, other selling and marketing, other general and administrative, financial income, and taxes on income.

Revenues in the table below are attributed to geographical areas, based on the location of the end customers.

The following presents total revenues for the years ended December 31, 2024, 2023 and 2022 and long-lived assets (including ROU assets) as of December 31, 2024, 2023 and 2022.

	Year Ended and as of December 31,
	2024		2023		2022
		Long-		Long-		Long-
	Total	lived	Total	lived	Total	lived
	revenues	assets	revenues	assets	revenues	assets
Americas, principally the United States	$125,204	$4,684	$126,419	$5,026	$139,583	$3,588
Europe	76,624	180	78,939	290	87,679	328
Eastern Asia	32,745	829	35,352	859	42,108	901
Israel	7,603	54,651	3,673	42,451	5,723	14,231

	$242,176	$60,344	$244,383	$48,626	$275,093	$19,048

The Group has derived approximately 46% of its revenues for the year ended December 31, 2024 from sales in the United States.